Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Ordinary shares, par value (in Dollars per share)	$ 0.0000469793497033866	$ 0.0000469793497033866
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	33,243,582	33,243,582
Ordinary shares, outstanding	32,010,526	31,649,630
Treasury shares	1,233,050	1,593,946
Series A-2 Convertible Preferred Share
Series A-2 Convertible Preferred Share, par value (in Dollars per share)	$ 0.0000469793497033866	$ 0.0000469793497033866
Series A-2 Convertible Preferred Share, share authorized	0.2
Series A-2 Convertible Preferred Share, share issued	0.2
Series A-2 Convertible Preferred Share, share outstanding	0.2
Class A-1 Special Voting Share
Ordinary shares, par value (in Dollars per share)	$ 0.0000469793497033866	$ 0.0000469793497033866
Ordinary shares, authorized	0.2
Ordinary shares, issued	0.2
Ordinary shares, outstanding	0.2